GENERAL (Schedule of Results of the Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
GENERAL [Abstract]
Revenue		$ 68,672	[1]	$ 139,644
Cost of sales		26,956	[1]	72,073
Operating expenses	850	36,307	[1]	62,041
Operating income (Loss)	(850)	5,409	[1]	5,530
Other income (expenses), net	1,763	(284)		(565)
Gain (loss) on disposal of the discontinued operations	(9,148)	147,334	[1]
Income (loss) before taxes on income	(8,235)	152,459	[1]	4,965
Taxes on income (tax benefit)	(2,086)	34,206		2,040
Net income (loss) on discontinued operations	$ (6,149)	$ 118,253	[1]	$ 2,925

[1]	Represent the results of the discontinued operations until their disposal.